Average Annual Total Returns{- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-12 - Fidelity Global Credit Fund	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Inception Date	LB324 Past 1 year	LB324 Past 5 years	LB324 Since Inception		IXZM6 Past 1 year	IXZM6 Past 5 years	IXZM6 Since Inception
Total	3.68%	5.03%	2.15%	[1]	May 22, 2012	2.31%	4.02%	1.46%	[1]	May 22, 2012	2.25%	3.44%	1.37%	[1]	May 22, 2012	3.78%	5.04%	2.15%	[1]	May 22, 2012	6.33%	5.12%	1.88%	[1]	May 22, 2012	8.25%	6.16%	2.89%	[1]	May 22, 2012	8.46%		9.62%	[1]	Oct. 02, 2018	7.78%	5.97%	4.99%	[1]	7.78%	5.64%	3.23%	[1]

[1]	(a)From May 22, 2012 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.